Trade Accounts Receivable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Trade Accounts Receivable [Abstract]
Schedule of Trade Accounts Receivable

Trade accounts receivable are amounts due from customers for services performed in the ordinary course of business.

	June 30, 2024	December 31, 2023
Trade accounts receivable	16,987	14,852
Allowance for expected credit losses	(1,264)	(589)
Trade accounts receivable, net	15,723	14,263

Trade accounts receivable are amounts due from customers for services performed in the ordinary course of business.

	12/31/2023	12/31/2022
Trade accounts receivable	14,852	10,225
Allowance for expected credit losses	(589)	(149)
Trade accounts receivable, net	14,263	10,076

Schedule of Allowance for Expected Credit Losses

The following table shows the change in allowance for expected credit losses:

Balance as of January 1, 2023	(149)
Allowance recorded during the year	(1,223)
As of June 30, 2023	(1,372)

As of January 1, 2024	(589)
Allowance recorded during the year	(675)
As of June 30, 2024	(1,264)

The following table shows the change in allowance for expected credit losses:

As of January 1, 2021	-
Allowance recorded during the year	(117)
As of December 31, 2021	(117)
Allowance recorded during the year	(32)
As of December 31, 2022	(149)
Allowance recorded during the year	(538)
Reversal of provision	98
As of December 31, 2023	(589)

Schedule of Trade Accounts Receivables by Aging Category

The trade accounts receivable by aging category are distributed as follows:

	June 30, 2024	December 31, 2023
Aging list:
Current	13,127	11,975
Due up to 30 days	603	1,651
Due from 30 to 60 days	100	272
Due from 60 to 90 days	1,893	365
Overdue over 90 days	1,264	589
Total	16,987	14,852

The trade accounts receivables by aging category are distributed as follows:

	12/31/2023	12/31/2022
Aging list:
Current	11,975	8,844
Due up to 30 days	1,651	747
Due from 30 to 60 days	272	161
Due from 60 to 90 days	365	324
Overdue over 90 days	589	149
Total	14,852	10,225